Schedule of Recognized Profit or Loss (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest expenses on lease liability	₪ 779	₪ 820	₪ 726
Variable lease payments not included in the measurement of the lease liability	781	1,152	1,330
Total	₪ 1,560	₪ 1,972	₪ 2,056